UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC.

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 28-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8781


Signature, Place and Date of Signing:

/s/ Amy K. Minella              Greenwich, CT               February 10, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $ 334,557
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4  COLUMN 5    COLUMN 6  COLUMN 7           COLUMN 8
                                                                                                            Voting Authority
                                                           Value     Shares/     Invstmt    Other
Name of Issuer                Title of class CUSIP         (x$1000)  Prn Amt     Dscretn   Managers    Sole      Shared    None
--------------                -------------- -----         --------  -------     -------   --------    ----      ------    ----
Albemarle Corp                Common Stock   012653101       $3,491    122,700   Sole                   60,000              62,700
Apogee Enterprises, Inc.      Common Stock   037598109       $5,517    616,400   Sole                  279,100             337,300
Caremark Rx Inc.              Common Stock   141705103      $13,329    820,250   Sole                  386,050             434,200
Chemed Corp                   Common Stock   163596109       $9,704    274,500   Sole                  128,550             145,950
Chesapeake Energy             Common Stock   165167107       $4,403    568,800   Sole                  268,100             300,700
Columbian Rope Co.            Common Stock   198684102       $1,075      6,940   Sole                                        6,940
Constellation Brands          Common Stock   21036P108      $11,324    477,600   Sole                  218,400             259,200
Crescent Real Estate          Common Stock   225756105       $3,493    209,900   Sole                   99,400             110,500
Crown City Plating Co         Common Stock   228237103         $195     35,500   Sole                                       35,500
Crown Pacific Partners        Common Stock   228439105       $3,269  1,826,400   Sole                  863,500             962,900
Del Monte Foods               Common Stock   24522P103       $8,770  1,138,900   Sole                  534,700             604,200
Deluxe Corp.                  Common Stock   248019101      $12,546    298,000   Sole                  135,400             162,600
El Paso Electric              Common Stock   283677854      $13,106  1,191,430   Sole                  574,130             617,300
Electro Rent Corp.            Common Stock   285218103       $7,667    625,900   Sole                  281,900             344,000
Emcor Group                   Common Stock   29084Q100       $8,990    169,600   Sole                   76,900              92,700
First City Liq Trust Cert     Common Stock   33762E108       $8,101    580,697   Sole                  259,892             320,805
Fossil Inc.                   Common Stock   349882100       $1,432     70,400   Sole                   33,300              37,100
Fuel Tech NV                  Common Stock   359523107       $1,628    388,500   Sole                  173,700             214,800
Hollinger Int'l               Common Stock   435569108      $14,038  1,381,700   Sole                  641,500             740,200
Ikon Office Solutions         Common Stock   451713101       $4,833    676,000   Sole                  315,500             360,500
Intergraph Corp.              Common Stock   458683109      $14,668    825,900   Sole                  381,800             444,100
Lab Corp of America           Common Stock   50540R409      $11,171    480,700   Sole                  219,200             261,500
Lancaster Colony Corp.        Common Stock   513847103       $7,281    186,300   Sole                   83,900             102,400
Lincoln Electric              Common Stock   533900106       $7,012    302,900   Sole                  137,600             165,300
Newhall Land & Farm           Common Stock   651426108       $3,395    118,100   Sole                   57,900              60,200
Oxford Health Plans           Common Stock   691471106      $14,801    406,050   Sole                  183,850             222,200
Pico US                       Common Stock   693366205         $212     16,000   Sole                                       16,000
Pier 1 Imports Inc.           Common Stock   720279108       $4,267    225,400   Sole                  107,100             118,300
Pittston Brink's Grp.         Common Stock   725701106       $7,593    410,900   Sole                  192,300             218,600
Playtex                       Common Stock   72813P100       $9,674    979,200   Sole                  458,600             520,600
Polymedica Corp.              Common Stock   731738100       $7,648    248,000   Sole                  111,100             136,900
Pope & Talbot Inc.            Common Stock   732827100       $4,251    298,100   Sole                  135,300             162,800
RH Donnelley Corp.            Common Stock   74955W307      $15,966    544,740   Sole                  246,740             298,000
Right Mgmt.                   Common Stock   766573109       $6,091    459,700   Sole                  216,750             242,950
Serologicals Corp.            Common Stock   817523103       $5,102    463,800   Sole                  208,500             255,300
Silgan Holdings Inc.          Common Stock   827048109       $4,790    194,100   Sole                   87,900             106,200
Speedway Motorsports          Common Stock   847788106      $11,185    433,850   Sole                  196,550             237,300
Storage Technology            Common Stock   862111200       $5,271    246,100   Sole                  111,300             134,800
Summit Properties Inc.        Common Stock   866239106       $3,313    186,100   Sole                   82,000             104,100
Timberland                    Common Stock   887100105       $5,366    150,700   Sole                   71,200              79,500
Triarc Co. Inc.               Common Stock   895927101      $14,303    545,100   Sole                  246,600             298,500
Trizec Properties Inc.        Common Stock   89687P107       $4,740    504,800   Sole                  239,700             265,100
United Defense Ind.           Common Stock   91018B104      $15,487    664,670   Sole                  321,100             343,570
Viad Corp.                    Common Stock   92552R109      $10,741    480,570   Sole                  219,030             261,540
Wellsford Real Prpts.         Common Stock   950240200       $3,317    210,500   Sole                   92,900             117,600
REPORT SUMMARY                45             DATA RECORDS  $334,557



01269.0001 #383382